9. Income Taxes (Details 2) - CAD	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Operating loss carry forwards	CAD 1,009,000	CAD 913,000	CAD 706,000
Expiry 2029
Operating loss carry forwards		65,000
Expiry 2030
Operating loss carry forwards		83,000
Expiry 2031
Operating loss carry forwards		28,000
Expiry 2032
Operating loss carry forwards		81,000
Expiry 2033
Operating loss carry forwards		91,000
Expiry 2034
Operating loss carry forwards		242,000
Expiry 2035
Operating loss carry forwards		CAD 323,000